Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,308,538	¥185,302	¥30,961		¥23,462,879
Japanese prefectural and municipal bonds	2,938,743	16,279	2,202		2,952,820
Foreign government and official institution bonds	2,936,110	107,406	6,028		3,037,488
Corporate bonds	1,261,586	12,445	1,205		1,272,826
Residential mortgage-backed securities	1,460,641	3,083	4,331		1,459,393
Commercial mortgage-backed securities	379,234	6,110	3,089		382,255
Asset-backed securities	1,461,083	9,516	1,123		1,469,476
Other debt securities (1)	161,832	3,190	1,956		163,066

Total	¥33,907,767	¥343,331	¥50,895		¥34,200,203

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,574	¥29,856	¥—		¥1,130,430
Foreign government and official institution bonds	151,555	243	689		151,109
Residential mortgage-backed securities	737,242	10,478	3,012	(2)	744,708
Commercial mortgage-backed securities	146,039	2,993	317	(2)	148,715
Asset-backed securities	2,030,371	277	27,716		2,002,932

Total	¥4,165,781	¥43,847	¥31,734		¥4,177,894

Notes:	(1)	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.

At September 30, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥33,645,301	¥180,810	¥16,643		¥33,809,468
Japanese prefectural and municipal bonds	3,328,438	16,585	1,517		3,343,506
Foreign government and official institution bonds	2,706,767	123,091	2,281		2,827,577
Corporate bonds	1,209,772	12,236	721		1,221,287
Residential mortgage-backed securities	1,375,478	11,216	1,100		1,385,594
Commercial mortgage-backed securities	417,732	26,960	1,391		443,301
Asset-backed securities	1,262,027	7,218	4,503		1,264,742
Other debt securities	275,245	3,099	1,326		277,018
Commercial paper	440,010	48	—		440,058

Total	¥44,660,770	¥381,263	¥29,482		¥45,012,551

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,508	¥26,632	¥—		¥1,127,140
Foreign government and official institution bonds	133,970	2,043	—		136,013
Residential mortgage-backed securities	605,042	25,670	—	(1)	630,712
Commercial mortgage-backed securities	134,202	6,108	15	(1)	140,295
Asset-backed securities	1,956,524	154	18,783		1,937,895

Total	¥3,930,246	¥60,607	¥18,798		¥3,972,055

Note:	(1)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,843 million and ¥2,593 million, respectively, at September 30, 2020 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥18,595	¥18,649	¥20,830,504
Due from one year to five years	1,191,186	1,221,061	11,185,978
Due from five years to ten years	610,998	614,175	6,838,352
Due after ten years	2,109,467	2,118,170	6,157,717

Total	¥3,930,246	¥3,972,055	¥45,012,551

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,781,600	¥30,961	¥—	¥—	¥11,781,600	¥30,961	202
Japanese prefectural and municipal bonds	935,540	2,202	—	—	935,540	2,202	340
Foreign government and official institution bonds	564,620	5,481	114,407	547	679,027	6,028	153
Corporate bonds	522,941	1,191	25,228	14	548,169	1,205	154
Residential mortgage-backed securities	114,057	530	388,064	3,801	502,121	4,331	402
Commercial mortgage-backed securities	182,887	3,087	1,304	2	184,191	3,089	39
Asset-backed securities	189,775	503	86,605	620	276,380	1,123	94
Other debt securities	53,070	132	30,657	1,824	83,727	1,956	24

Total	¥14,344,490	¥44,087	¥646,265	¥6,808	¥14,990,755	¥50,895	1,408

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,746	¥689	¥—	¥—	¥55,746	¥689	9
Residential mortgage-backed securities	108,478	1,033	360,841	1,979	469,319	3,012	281
Commercial mortgage-backed securities	10,281	32	133,791	285	144,072	317	31
Asset-backed securities	637,201	8,536	1,259,720	19,180	1,896,921	27,716	77

Total	¥811,706	¥10,290	¥1,754,352	¥21,444	¥2,566,058	¥31,734	398

	Less than 12 months		12 months or more		Total
At September 30, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,651,521	¥16,634	¥733	¥9	¥12,652,254	¥16,643	186
Japanese prefectural and municipal bonds	715,401	1,517	—	—	715,401	1,517	262
Foreign government and official institution bonds	261,083	2,278	36,846	3	297,929	2,281	42
Corporate bonds	402,062	718	4,417	3	406,479	721	136
Residential mortgage-backed securities	168,166	400	117,942	700	286,108	1,100	201
Commercial mortgage-backed securities	30,431	1,391	—	—	30,431	1,391	36
Asset-backed securities	204,689	2,735	51,321	1,768	256,010	4,503	110
Other debt securities	170,762	300	19,903	1,026	190,665	1,326	60

Total	¥14,604,115	¥25,973	¥231,162	¥3,509	¥14,835,277	¥29,482	1,033

Carrying Value of Nonmarketable Equity Securities [Table Text Block]

	March 31, 2020	September 30, 2020
	(in millions)
Measurement alternative balance	¥534,882	¥323,990

Related Adjustments for Nonmarketable Equity Securities [Table Text Block]

	Six months ended September 30,
	2019	2020
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(1,402)	¥(2,984)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥(953)	¥—
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥162	¥3,685

Notes:	(1)	Included in Investment securities gains—net.
	(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
	(3)	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
	(4)	The cumulative impairment losses at March 31, 2020 and September 30, 2020 were ¥5,007 million and ¥7,925 million, respectively.
	(5)	The cumulative downward changes for observable prices at March 31, 2020 and September 30, 2020 were ¥953 million and ¥953 million, respectively.
	(6)	The cumulative upward changes for observable prices at March 31, 2020 and September 30, 2020 were ¥34,466 million and ¥36,782 million, respectively.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

	Six months ended September 30,
	2019	2020
	(in millions)
Net gains (losses) recognized during the period (1)	¥(36,019)	¥683,303
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(9,960)	17,136

Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(26,059)	¥666,167

Note:	(1)	Included in Investment securities gains—net.